SHORT-TERM DEBT (Details) € in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jun. 30, 2015 USD ($)	Jun. 30, 2016 EUR (€) item	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Short-term borrowings
Short- term borrowings					¥ 4,544,819,828		¥ 5,784,079,117
Total					12,710,213,398	$ 1,704,682,923	11,329,152,241
Restricted cash					2,286,882,592	363,750,214	2,417,447,550
Short-term investment					8,235,785,516	819,143,272	5,443,944,270
2017 and 2018 Convertible Senior Notes
Short-term borrowings
Long-term debt, current maturities					5,507,036,892		5,545,073,124
Qunar
Short-term borrowings
Long-term debt, current maturities					2,658,356,678
Cash consideration for Make Whole Rate				$ 314,000,000	¥ 2,033,000,000
Conversion of Stock, Shares Converted | shares				1,044,805	1,044,805
Aggregate consideration					¥ 3,900,000,000
Qunar | Baidu
Short-term borrowings
Change in shareholding in percent to trigger redemption		10.00%
Percentage of voting interest acquired	45.00%
2% Interest rate convertible notes due 2021
Short-term borrowings
Interest rate (as a percent)		2.00%
Aggregate principal amount | $		$ 500,000,000
Borrowing with an interest rate of 1.7%
Short-term borrowings
Short- term borrowings						$ 56,260,000	374,000,000
Number of borrowings | item			1
Restricted cash							¥ 380,000,000
Interest rate (as a percent)			1.70%			1.70%	1.70%
Borrowing with an interest rate from 1.4% to 1.7%
Short-term borrowings
Short- term borrowings						$ 211,500,000	¥ 1,400,000,000
Number of borrowings | item			4
Restricted cash							100,000,000
Short-term investment							1,100,000,000
Borrowing with an interest rate of 1.1%
Short-term borrowings
Short- term borrowings						$ 90,200,000	599,200,000
Number of borrowings | item			1
Restricted cash							¥ 123,500,000
Interest rate (as a percent)			1.10%			1.10%	1.10%
Borrowing with an interest rate of 3%
Short-term borrowings
Short- term borrowings						$ 50,700,000	¥ 336,900,000
Number of borrowings | item			3
Restricted cash							¥ 69,500,000
Interest rate (as a percent)			3.00%			3.00%	3.00%
Borrowing with an interest rate from 1.6% to 2.0%
Short-term borrowings
Short- term borrowings						$ 125,000,000	¥ 830,700,000
Number of borrowings | item			3
Restricted cash							60,000,000
Borrowing with an interest rate from 3.9% to 4.3%
Short-term borrowings
Short- term borrowings							2,500,000,000
Number of borrowings | item			6
Borrowing with an interest rate from 2.3% to 2.9%
Short-term borrowings
Short- term borrowings			€ 3.7				27,000,000
Number of borrowings | item			4
Borrowing with an interest rate of 1.6%
Short-term borrowings
Short- term borrowings						$ 99,000,000	643,500,000
Number of borrowings | item			1
Restricted cash							¥ 650,000,000
Interest rate (as a percent)			1.60%			1.60%	1.60%
Minimum | Borrowing with an interest rate from 1.4% to 1.7%
Short-term borrowings
Interest rate (as a percent)			1.40%			1.40%	1.40%
Minimum | Borrowing with an interest rate from 1.6% to 2.0%
Short-term borrowings
Interest rate (as a percent)			1.60%			1.60%	1.60%
Minimum | Borrowing with an interest rate from 3.9% to 4.3%
Short-term borrowings
Interest rate (as a percent)			3.90%			3.90%	3.90%
Minimum | Borrowing with an interest rate from 2.3% to 2.9%
Short-term borrowings
Interest rate (as a percent)			2.30%			2.30%	2.30%
Maximum | Borrowing with an interest rate from 1.4% to 1.7%
Short-term borrowings
Interest rate (as a percent)			1.70%			1.70%	1.70%
Maximum | Borrowing with an interest rate from 1.6% to 2.0%
Short-term borrowings
Interest rate (as a percent)			2.00%			2.00%	2.00%
Maximum | Borrowing with an interest rate from 3.9% to 4.3%
Short-term borrowings
Interest rate (as a percent)			4.30%			4.30%	4.30%
Maximum | Borrowing with an interest rate from 2.3% to 2.9%
Short-term borrowings
Interest rate (as a percent)			2.90%			2.90%	2.90%